Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14) Regulatory Capital Requirements

  The Bank is subject to regulatory capital requirements. Under the tangible, core/leverage and risk-based requirements in effect at December 31, 2014 and 2013, Trustco Bank was required to maintain a minimum tangible capital of 1.50% of adjusted total assets, a minimum leverage ratio of core capital to adjusted total assets of 4.00% and a minimum ratio of total capital to risk weighted assets of 8.00%.

In July 2013, the federal bank regulatory agencies, including the Company’s primary federal regulator, the Board of Governors of the Federal Reserve System, and the Bank’s primary federal regulator, the Office of the Comptroller of the Currency, published final rules establishing a new comprehensive capital framework for U.S. banks and bank holding companies. The final rules include a new common equity Tier 1 capital to risk-weighted assets ratio of 4.5% and a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets. The rules also raise the minimum ratio of Tier 1 capital to risk-weighted assets from 4.0% to 6.0% and require a minimum leverage ratio of 4.0%.

The new rules are effective for the Company and the Bank on January 1, 2015, with full compliance with all of the final rule’s requirements phased in over a multi-year schedule. The Company has not previously been subject to express regulatory capital requirements.

Federal banking regulations also establish a “prompt corrective action” capital framework for the classification of insured depository institutions, such as Trustco Bank, and their holdings companies into five categories: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized.  The federal banking agencies are required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution or its holding company. Such actions could have a direct material effect on an institution’s or its holding company’s financial statements. Under the prompt corrective action rules in effect for the years ended December 31, 2014 and December 31, 2013, an institution was considered well capitalized if it had a leverage capital ratio of at least 5.00%, a Tier 1 risk-based capital ratio of at least 6.00%, and a total risk-based capital ratio of at least 10.00%. An institution was adequately capitalized if it had a leverage ratio of at least 4.00% (3.00% for the most highly rated institutions); a Tier 1 risk-based capital ratio of 4.00% or greater and a total risk-based capital ratio of 8.00% or greater.

The new capital rules described also revise the prompt corrective action regulations effective January 1, 2015. Generally, under the standards in effect commencing on January 1, 2015, an institution is considered well capitalized if it has a leverage capital ratio of at least 5.00%, a common equity Tier 1 risk-based capital ratio of at least 6.50%, a Tier 1 risk-based capital ratio of at least 8.00%, and a total risk-based capital ratio of at least 10.00%. An institution is adequately capitalized if it has a leverage ratio of at least 4.00%; a common equity Tier 1 risk-based capital ratio of at least 4.50%, a Tier 1 risk-based capital ratio of 4.00% or greater and a total risk-based capital ratio of 8.00% or greater. An institution is “undercapitalized” if it does not achieve the ratios to be considered to be adequately captitalized.

The foregoing capital ratios are based on specific quantitative measures of assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulator about capital components, risk weighting and other factors.

As of December 31, 2014 and 2013, Trustco Bank met all capital adequacy requirements to which it was subject. Further, the most recent regulator notification categorized the Bank as a well-capitalized institution. There have been no conditions or events since that notification that management believes have changed the Bank’s capital classification under the new rules.

The following is a summary of actual capital amounts and ratios as of December 31, 2014 and 2013, for Trustco Bank:

(dollars in thousands)	As of December 31, 2014		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$386,913	8.33%	5.00%	4.00%
Tier 1 risk-based capital	386,913	16.60	6.00	4.00
Total risk-based capital	416,269	17.86	10.00	8.00

(dollars in thousands)	As of December 31, 2013		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$365,954	8.07%	5.00%	4.00%
Tier 1 risk-based capital	365,954	16.34	6.00	4.00
Total risk-based capital	394,200	17.60	10.00	8.00

*Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

The following is a summary of actual capital amounts and ratios as of December 31, 2014 and 2013 for TrustCo on a consolidated basis, with the calculations done on the same basis as for Trustco Bank.

(dollars in thousands)	As of December 31, 2014
	Amount	Ratio

Leverage capital	$397,400	8.55%
Tier 1 risk-based capital	397,400	17.04
Total risk-based capital	426,770	18.30
		.

(dollars in thousands)	As of December 31, 2013
	Amount	Ratio

Leverage capital	$375,063	8.27%
Tier 1 risk-based capital	375,063	16.74
Total risk-based capital	403,317	18.00